BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2014
BALANCE SHEET DETAILS [Abstract]
BALANCE SHEET DETAILS

NOTE 5—BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31, 2014	December 31, 2013
	(in thousands)
Inventories:
Raw materials	$4,127	$3,225
Work in process	3,952	1,344
Finished goods(1)	12,580	18,786
Total Inventory	$20,659	$23,355

(1)
Includes finished goods at customer sites of approximately $11.6 million and $14.7 million at December 31, 2014 and 2013, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31, 2014	December 31, 2013
	(in thousands)
Prepaids and other current assets
Prepaid tax	$4,323	$4,894
Advance to suppliers	1,944	223
Deferred taxes—current	3,668	3,534
Other receivable(1)	4,413	8,579
Prepaid others	4,989	4,322
Total Prepaids and other current assets	$19,337	$21,552

(1)
The other receivable balance includes loans of approximately $2.0 million and $5.6 million as of December 31, 2014 and December 31, 2013, respectively, made to ESA Cultural Investment (Hong Kong) limited (“borrower” or ESA), a movie investment company with its operations located in Beijing. The Company signed the loan agreement for a total amount of $5.6 million in the fourth quarter of 2012, and $4.0 million was drawdown in the fourth quarter of 2012 with the remaining in the first quarter of 2013. The loan bears interest at 20% per annum and originally matured on December 31, 2013, with a subsequently extended maturity date on 50% of the loan, or $2.8 million, to June 30, 2014, and the other half extended to December 31, 2014. In the fourth quarter of 2014, the Company received $0.8 million against the principal of the outstanding entrusted loan amount. The Company has performed an assessment on the need for a valuation reserve due to collectability risk and $2.8 million was reserved as of December 31, 2014 as the collection term was due. The management expects to collect the remaining $2.0 million balance in the second quarter of 2015.

The other receivable balance includes the amount of $1.08 million paid to UiTV in July and August of 2014. UiTV used this amount to purchase Set Top Boxes for the Internet television service in Thailand. Pursuant to the contract, UiTV will repay in installments, starting from January of 2015 to July of 2018.

	December 31, 2014	December 31, 2013
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	5,290	$6,009
Automobiles	2,077	2,129
Software	6,505	7,191
Computer, Equipment and Furniture	45,981	53,085
Others	19	93
Total	59,872	68,507
Less: accumulated depreciation	(56,835)	(63,736)
Total Property, plant and equipment, net	$3,037	$4,771

During the years ended December 31, 2014, 2013 and 2012, the Company wrote off $7.3 million with accumulated depreciation of $7.3 million, $41.7 million with accumulated depreciation of $41.7 million, and $45.3 million with accumulated depreciation of $45.3 million of fully depreciated property, plant and equipment, respectively. In 2014, there was $0.2 million of accelerated depreciation of leasehold improvements related to the early termination of a lease of the Hangzhou facility. During 2013, there was $1.7 million of accelerated depreciation related to the early termination of a lease on the Hangzhou facility and $0.3 million accelerated depreciation as a result of combining back office functions in Beijing to the Company's facilities in Hangzhou as part of a cost reduction initiative in 2013. During 2012, there was $0.9 million in accelerated amortization of Beijing Office leasehold improvements due to early termination of that lease. During 2012, in connection with the IPTV divestiture (See Note 3—Divestitures), the Company derecognized property, plant and equipment of $9.1 million with accumulated depreciation of $8.2 million, and in connection with the deconsolidation of UiTV (See Note 6—Cash, Cash equivalents and Investments), the Company derecognized property, plant and equipment of $2.0 million with accumulated depreciation of $0.6 million.

	December 31, 2014	December 31, 2013
	(in thousands)
Other current liabilities:
Accrued contract costs	$3,638	$3,175
Accrued payroll and compensation	4,705	8,136
Warranty costs	217	617
Accrued professional fees	816	1,946
Accrued other taxes	2,495	2,722
Other	3,592	5,834
Total other current liabilities	$15,463	$22,430

	December 31, 2014	December 31, 2013
	(in thousands)
Other long-term liabilities
Non current income tax payable	$14,048	$13,606
Non current deferred tax liability	46	37
Non current deferred rent	169	475
Others	1,753	2,668
Total other long-term liabilities	$16,016	$16,786